Fair Value Measurement - Schedule of Private Warrant Liability (Details) ¥ in Millions	3 Months Ended
Jun. 30, 2025 JPY (¥)
Schedule of Private Warrant Liability [Abstract]
Balance, beginning of period	¥ 12
Change in fair value	11
Foreign exchange impact	(1)
Balance, ending of period	¥ 22